Share Capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Authorized share capital		$ 10
Common shares, authorized		1,000,000,000
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common shares, issued		138,000,000
Common shares, outstanding		138,000,000
Common shares, offering (in shares)	15,498,652
Public offering price (in dollars per share)	$ 14.84